FAIR VALUE MEASUREMENTS (Details 4) (Scottish Enterprise Agreement)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2009 tranche	Sep. 30, 2012 USD ($)	Sep. 30, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Jan. 06, 2010 USD ($)	Jan. 06, 2010 GBP (£)	Dec. 31, 2009 USD ($)	Jul. 02, 2009 USD ($)	Jul. 02, 2009 GBP (£)	Jul. 01, 2009 USD ($)	Jul. 01, 2009 GBP (£)	Jun. 22, 2009 USD ($)	Jun. 22, 2009 GBP (£)
Scottish Enterprise Agreement
Maximum guaranteed amount potentially due to SE		$ 6,500,000	£ 4,000,000	$ 6,200,000	£ 4,000,000			$ 8,000,000						£ 5,000,000
Modified payment for which parties agreed													1,700,000	1,000,000
Number of tranches in which modified payment will be paid	2
Amount paid					4,000,000	800,000	500,000		800,000	500,000	800,000	500,000
Potential amount to be paid if staffing levels reduced below the prescribed levels		6,200,000	3,800,000	5,900,000	3,800,000
Scottish Enterprise agreement		$ 20,000		$ 20,000
Probability of falling below a minimum staffing level (as a percent)		30.00%	30.00%	30.00%	30.00%
Probability of falling below a minimum staffing level within prescribed time period (as a percent)		1.00%	1.00%	1.00%	1.00%